Right-of-use asset (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Right-of-use Asset
Schedule of Right-of-Use Asset	Right-of-use asset consists of the following:
	December 31,	June 30,
	2020	2020

Office lease	$319,133	319,133
Less accumulated depreciation	(160,402)	(106,378)
Right-of-use asset, net	$158,731	$212,755

Right-of-use asset consists of the following:

	September 30, 2021	December 31, 2020
Office lease	$319,133	$319,133
Less accumulated depreciation	(240,185)	(160,402)
Right-of-use asset, net	$78,948	$158,731